THE DUNHAM FUNDS

Incorporated herein by reference is the definitive version of the prospectus for the Dunham Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 17, 2014 (SEC Accession No. 0000910472-14-005158).